Available- for- Sale Investment Measured at Fair Value on Recurring Basis Using Significant Level 3 Inputs (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Beginning Balance	6,342,100	0	0
Purchases	0	6,342,100	0
Unrealized loss recognized in other comprehensive income	(56,600)	0	0
Impairment losses included in earnings	0	0	0
Fair Value Ending Balance	6,285,500	6,342,100	0